COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Operating leases, rent expense		$ 76,488	$ 52,058	$ 59,879
Vehicle [Member]
Monthly payment	$ 603
Due date	On the 3rd day of each month.
Expire date	Jul. 01, 2018
Lease term	39 months